SCUDDER
                                                                     INVESTMENTS



                              State Tax-Free Income Funds I
                              Class S Shares

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                              February 1, 2001, as revised June 18, 2001
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                              Scudder California Tax-Free Income Fund

                              Scudder New York Tax-Free Income Fund





      As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Contents
--------------------------------------------------------------------------------







   How the Funds Work                     How to Invest in the Funds

     4  Scudder California Tax-Free        15  How to Buy, Sell and Exchange
        Income Fund                            Class S Shares

     8  Scudder New York Tax-Free          17  Policies You Should Know
        Income Fund                            About

    12  Other Policies and Risks           21  Understanding Distributions
                                               and Taxes
    13  Who Manages and Oversees
        the Funds

  How the Funds Work

  On the next few pages, you'll find information about each fund's investment goal, the main strategies it uses to pursue that goal and the main risks that could affect performance.

  Whether you are considering investing in a fund or are already a shareholder, you'll probably want to look this information over carefully. You may want to keep it on hand for reference as well.

  Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency and you could lose money by investing in them.

  This prospectus offers Class S shares, which are generally not available to new investors.

--------------------------------------------------------------------------------
                                                           Class S

                                           fund number     409

  Scudder California Tax-Free Income Fund

  formerly Kemper California Tax-Free Income Fund
--------------------------------------------------------------------------------

             The Fund's Main Investment Strategy

             The fund seeks a high level of current income that is exempt from California State and federal income taxes.

             The fund normally invests at least 80% of net assets in California municipal securities whose income is free from regular federal and California State income tax.

             The fund can buy many types of municipal securities. These may include revenue bonds (which are backed by revenues from a particular source), general obligation bonds (which are typically backed by the issuer's ability to levy taxes), as well as, to a limited extent, municipal lease obligations and investments representing an interest in these. The fund can invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax.

             The portfolio managers look for securities that appear to offer the best total return potential and normally prefer those that are protected against being called in before maturity. In making buy and sell decisions, the managers typically consider a number of factors, such as economic outlook and possible interest rate movements, specific security characteristics and changes in supply and demand within the municipal bond market.

             Although the managers may adjust the fund's duration (a measure of sensitivity to interest rates), they generally intend to keep it similar to that of the Lehman Brothers Municipal Bond Index, generally between 5.5 and 9.5 years. Also, while the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, commodities or securities), the managers don't intend to use them as principal investments and may not use them at all.

--------------------------------------------------------------------------------
CREDIT QUALITY POLICIES Normally, at least 90% of the fund's municipal securities are in the top four grades of credit quality. Up to 10% of the fund's municipal securities may be junk bonds, which are those below the fourth credit grade (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds generally pay higher yields and have higher volatility and higher risk of default on payments.

             The Main Risks of Investing in the Fund

             There are several risk factors that could reduce the yield you get from the fund, cause you to lose money or make the fund perform less well than other investments.

             As with most bond funds, one of the most important factors is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. An increase in the fund's duration could make it more sensitive to this risk. Changes in interest rates will also affect the fund's yield; when rates decline, fund yield tends to decline as well.

             A second factor is credit quality. If a portfolio security declines in credit quality it could hurt the fund's share price, or if a portfolio security goes into default, it could hurt both the fund's yield and share price. This risk is greater with junk bonds. The fact that the fund may focus on securities from a single state increases this risk, because any factors affecting the state or region, such as economic or fiscal problems, could affect a large portion of the fund's securities in a similar manner. For example, California residents' high sensitivity to taxes could make it hard to raise taxes in order to meet obligations.

             Similarly, because the fund isn't diversified and can invest a larger percentage of assets in a given issuer than a diversified fund, factors affecting the issuer could affect fund performance.

             Other factors that could affect performance include:

             o the managers  could be wrong in their analysis of interest rate trends, credit quality or other matters

             o derivatives could produce disproportionate losses

             o political  or legal  actions  could  change the way the fund's dividends are taxed

             o at times,  market  conditions  might make it hard to value some investments or to get an attractive price for them

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------
This fund is designed for California taxpayers who are in a moderate to high tax bracket and are interested in a long-term income investment that generates tax-free income.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart shows how fund performance has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The table includes the effect of maximum sales loads. The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

Scudder California Tax-Free Income Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                       Class A
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991           11.42
1992            8.25
1993           12.59
1994           -5.47
1995           19.48
1996            2.98
1997            8.59
1998            6.02
1999           -3.70
2000           12.49

Best Quarter: 7.68%, Q1 1995              Worst Quarter: -4.51%, Q1 1994

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2000
--------------------------------------------------------------------------------
                                          1 Year        5 Years       10 Years
--------------------------------------------------------------------------------
Fund-- Class A                             7.89           4.18          6.34
--------------------------------------------------------------------------------
Index                                     11.68           5.84          7.32
--------------------------------------------------------------------------------

Index: Lehman Brothers Municipal Bond Index, a market value-weighted measure of municipal bonds issued across the United States.

Class S does not have a full calendar year of performance and past performance data is not provided. Although Class A shares are not offered in this prospectus, they are invested in the same portfolio. Class S shares' annual returns differ only to the extent that the classes have different fees and expenses.

How Much Investors Pay

This fund's Class S shares have no sales charges or other shareholder fees. The fund does have annual operating expenses, and as a shareholder of Class S shares, you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table                                                           Class S
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment                  None
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                                       0.52%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                              None
--------------------------------------------------------------------------------
Other Expenses*                                                       0.15
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                       0.67
--------------------------------------------------------------------------------
* Includes a fixed rate administrative fee of 0.15%.

Based on the costs above, this example helps you compare the fund's expenses to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                            1 Year      3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
Class S shares                        $68        $214        $373         $835
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                           Class S

                                           fund number     326

  Scudder New York Tax-Free Income Fund

  formerly Kemper New York Tax-Free Income Fund
--------------------------------------------------------------------------------

             The Fund's Main Investment Strategy

             The fund seeks a high level of current income that is exempt from New York state and New York City income taxes and federal income taxes.

             The fund normally invests at least 80% of net assets in municipal securities whose income is free from regular federal income tax. In addition, the fund invests at least 65% of net assets in New York municipal securities and other securities that are exempt from New York state and New York City income taxes.

             The fund can buy many types of municipal securities. These may include revenue bonds (which are backed by revenues from a particular source), general obligation bonds (which are typically backed by the issuer's ability to levy taxes), as well as, to a limited extent, municipal lease obligations and investments representing an interest in these. The fund can invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax.

             The portfolio managers look for securities that appear to offer the best total return potential and normally prefer those that are protected against being called in before maturity. In making buy and sell decisions, the managers typically consider a number of factors, such as economic outlook and possible interest rate movements, specific security characteristics and changes in supply and demand within the municipal bond market.


--------------------------------------------------------------------------------
CREDIT QUALITY POLICIES Normally, at least 90% of the fund's municipal securities are in the top four grades of credit quality. Up to 10% of the fund's municipal securities may be junk bonds, which are those below the fourth credit grade (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds generally pay higher yields and have higher volatility and higher risk of default on payments.

             Although the managers may adjust the fund's duration (a measure of sensitivity to interest rates), they generally intend to keep it similar to that of the Lehman Brothers Municipal Bond Index, generally between 5.5 and 9.5 years. Also, while the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, commodities or securities), the managers don't intend to use them as principal investments and may not use them at all.

             The Main Risks of Investing in the Fund

             There are several risk factors that could reduce the yield you get from the fund, cause you to lose money or make the fund perform less well than other investments.

             As with most bond funds, one of the most important factors is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. An increase in the fund's duration could make it more sensitive to this risk. Changes in interest rates will also affect the fund's yield; when rates decline, fund yield tends to decline as well.

             A second factor is credit quality. If a portfolio security declines in credit quality it could hurt the fund's share price, or if a portfolio security goes into default, it could hurt both the fund's yield and share price. This risk is greater with junk bonds. The fact that the fund may focus on securities from a single state increases this risk, because any factors affecting the state or region, such as economic or fiscal problems, could affect a large portion of the fund's securities in a similar manner. For example, a downturn in the financial industry could bring on a fiscal crisis in New York City, which has experienced such crises before.

             Similarly, because the fund isn't diversified and can invest a larger percentage of assets in a given issuer than a diversified fund, factors affecting the issuer could affect fund performance.

             Other factors that could affect performance include:

             o the managers  could be wrong in their analysis of interest rate trends, credit quality or other matters

             o derivatives could produce disproportionate losses

             o political  or legal  actions  could  change the way the fund's dividends are taxed

             o at times,  market  conditions  might make it hard to value some investments or to get an attractive price for them

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------
This fund is designed for New York resident taxpayers who are investing for the long term and are interested in tax-free income.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart shows how fund performance has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The table includes the effect of maximum sales loads. The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.


Scudder New York Tax-Free Income Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                       Class A
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991           13.39
1992            9.43
1993           12.95
1994           -4.95
1995           17.98
1996            2.54
1997            8.89
1998            6.00
1999           -4.15
2000           12.08

Best Quarter: 6.44%, Q1 1995              Worst Quarter: -4.47%, Q1 1994

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2000
--------------------------------------------------------------------------------
                                          1 Year        5 Years       10 Years
--------------------------------------------------------------------------------
Fund-- Class A                             7.04           3.87          6.50
--------------------------------------------------------------------------------
Index                                     11.68           5.84          7.32
--------------------------------------------------------------------------------

Index: Lehman Brothers Municipal Bond Index, a market value-weighted measure of municipal bonds issued across the United States.

In both the chart and the table, total returns for 1991 would have been lower if operating expenses hadn't been reduced.

Class S does not have a full calendar year of performance and past performance data is not provided. Although Class A shares are not offered in this prospectus, they are invested in the same portfolio. Class S shares' annual returns differ only to the extent that the classes have different fees and expenses.

How Much Investors Pay

This fund's Class S shares have no sales charges or other shareholder fees. The fund does have annual operating expenses, and as a shareholder of Class S shares, you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table                                                           Class S
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment                  None
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                                       0.54%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                              None
--------------------------------------------------------------------------------
Other Expenses*                                                       0.15
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                       0.69
--------------------------------------------------------------------------------

* Includes a fixed rate administrative fee of 0.15%.

Based on the costs above, this example helps you compare the fund's expenses to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                            1 Year      3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
Class S shares                       $70        $221         $384        $859
--------------------------------------------------------------------------------

             Other Policies and Risks

             While the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:

             o Although major changes tend to be infrequent, each fund's Board could change that fund's investment goal without seeking shareholder approval. However, the policy of investing at least 80% of net assets in municipal securities that are exempt from federal income tax for each fund cannot be changed without shareholder approval.

             o As a temporary defensive measure, each fund could shift up to 100% of its assets into investments such as money market securities. This could prevent losses, but would mean that the fund was not pursuing its goal. Temporary investments may be taxable.

             o The advisor measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality declines, the advisor will decide what to do with the security, based on its assessment of what would benefit shareholders most.

             For more information

             This prospectus doesn't tell you about every policy or risk of investing in the funds.

             If you want more information on a fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

             Keep in mind that there is no assurance that any mutual fund will achieve its goal.

             Who Manages and Oversees the Funds

             The investment advisor

             The funds' investment advisor is Zurich Scudder Investments, Inc., 345 Park Avenue, New York, NY. The advisor has more than 80 years of experience managing mutual funds and currently has more than $370 billion in assets under management.

             The advisor's asset management teams include investment professionals, economists, research analysts, traders and other investment specialists, located in offices across the United States and around the world.

             The advisor receives a management fee from each fund. Below are the actual rates paid by each fund for the 12 months through the most recent fiscal year end, as a percentage of average daily net assets:

             Fund Name                                                Fee Paid
             -------------------------------------------------------------------
             Scudder California Tax-Free Income Fund                    0.52%
             -------------------------------------------------------------------
             Scudder New York Tax-Free Income Fund                      0.55%
             -------------------------------------------------------------------

             The portfolio managers

             Below are the people who handle the day-to-day management of each fund in this prospectus:

             Scudder California Tax-Free           Scudder New York Tax-Free
             Income Fund                           Income Fund

               Philip G. Condon                      Philip G. Condon
               Co-Lead Portfolio Manager             Co-Lead Portfolio Manager
                 o Began investment career in 1976    o Began investment career
                 o Joined the advisor in 1983           in 1976
                 o Joined the fund team in 2000       o Joined the advisor in
                                                        1983
                                                      o Joined the fund team
               Eleanor R. Brennan                       in 2000
               Co-Lead Portfolio Manager
                 o Began investment career in 1986   Ashton P. Goodfield
                 o Joined the advisor in 1995         Co-Lead Portfolio Manager
                 o Joined the fund team in 1999       o Began investment career
                                                        in 1986
                                                      o Joined the advisor
               Matthew J. Caggiano                      in 1986
                 o Began investment career in 1989    o Joined the fund team
                 o Joined the advisor in 1991            in 1999
                 o Joined the fund team in 1999

Financial Highlights

             Because Class S shares of the funds are newly offered, there is no financial data for these shares as of the date of this prospectus.

  How to Invest in the Funds

  The following pages tell you how to invest in the funds and what to expect as a shareholder. If you're investing directly with Scudder, all of this information applies to you.

  If you're investing through a "third party provider" -- for example, a workplace retirement plan, financial supermarket or financial advisor -- your provider may have its own policies or instructions, and you should follow those.

  These instructions are for buying and selling Class S shares, which are generally not available to new investors.

How to Buy, Sell and Exchange Class S Shares

Buying Shares Use these instructions to invest directly. Make out your check to "The Scudder Funds."

--------------------------------------------------------------------------------
First investment                          Additional investments
--------------------------------------------------------------------------------
$2,500 or more for regular accounts       $50 or more for regular accounts

$1,000 or more for IRAs                   $50 or more for IRAs

                                          $50 or more with an Automatic
                                          Investment Plan
--------------------------------------------------------------------------------
By mail or express mail (see below)

o Fill out and sign an application        Send a Scudder investment slip or
                                          short note that includes:

o Send it to us at the appropriate
  address, along with an investment       o fund and class name
  check
                                          o account number

                                          o check payable to "The Scudder Funds"
--------------------------------------------------------------------------------
By wire

o Call 1-800-SCUDDER for instructions     o Call 1-800-SCUDDER for instructions
--------------------------------------------------------------------------------
By phone

--                                        o Call 1-800-SCUDDER for instructions
--------------------------------------------------------------------------------
With an automatic investment plan

o Fill in the information on your         o To set up regular investments from a
  application and include a voided          bank checking account, call
  check                                     1-800-SCUDDER
--------------------------------------------------------------------------------
Using QuickBuy

--                                        o Call 1-800-SCUDDER
--------------------------------------------------------------------------------
On the Internet

o Go to "funds and prices" at             o Call 1-800-SCUDDER to ensure you
  myScudder.com                             have electronic services

o Print out a prospectus and a new        o Register at myScudder.com
  account application
                                          o Follow the instructions for buying
o Complete and return the application       shares with money from your bank
  with your check                           account
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

Regular mail:
First investment: The Scudder Funds, PO Box 219669, Kansas City, MO 64121-9669

Additional investments: The Scudder Funds, PO Box 219664, Kansas
City, MO 64121-9664

Express, registered or certified mail:
The Scudder Funds, 811 Main Street, Kansas City, MO 64105-2005

Fax number: 1-800-821-6234 (for exchanging and selling only)

Exchanging or Selling Shares Use these instructions to exchange or sell shares in an account opened directly with Scudder.

--------------------------------------------------------------------------------
Exchanging into another fund              Selling shares
--------------------------------------------------------------------------------
$2,500 or more to open a new account      Some transactions, including most for
($1,000 or more for IRAs)                 over $100,000, can only be ordered in
                                          writing; if you're in doubt, see page
                                          19
$50 or more for exchanges between
existing accounts
--------------------------------------------------------------------------------
By phone or wire


o Call 1-800-SCUDDER for instructions     o Call 1-800-SCUDDER for instructions
--------------------------------------------------------------------------------
Using SAIL(TM)

o Call 1-800-343-2890 and follow the      o Call 1-800-343-2890 and follow the
  instructions                              instructions
--------------------------------------------------------------------------------
By mail, express mail or fax
(see previous page)

Your instructions should include:         Your instructions should include:

o the fund, class, and account number     o the fund, class and account number
  you're exchanging out of                  from which you want to sell shares

o the dollar amount or number of shares   o the dollar amount or number of
  you want to exchange                      shares you want to sell

o the name and class of the fund you      o your name(s), signature(s) and
  want to exchange into                     address, as they appear on your
                                            account
o your name(s), signature(s), and
  address, as they appear on your account o a daytime telephone number

o a daytime telephone number
--------------------------------------------------------------------------------
With an automatic withdrawal plan

--                                        o To set up regular cash payments from
                                           a Scudder account, call 1-800-SCUDDER
--------------------------------------------------------------------------------
Using QuickSell

--                                        o Call 1-800-SCUDDER
--------------------------------------------------------------------------------
On the Internet

o Register at myScudder.com               o Register at myScudder.com

o Follow the instructions for making      o Follow the instructions for making
  on-line exchanges                         on-line redemptions
--------------------------------------------------------------------------------

Policies You Should Know About

             Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

             If you are investing through an investment provider, check the materials you got from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

             In either case, keep in mind that the information in this prospectus applies only to each fund's Class S shares. The funds have other share classes, which are described in a separate prospectus and have different fees, requirements, and services.

             In order to reduce the amount of mail you receive and to help reduce fund expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call 1-800-SCUDDER.

             Policies about transactions

             Each  fund is open  for  business  each  day the New  York  Stock
             Exchange is open. Each fund calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

             You can place an order to buy or sell shares at any time. Once your order is received by Scudder Service Corporation, and they have determined that it is a "good order," it will be processed at the next share price calculated.

             Because orders placed through investment providers must be forwarded to Scudder Service Corporation before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------
Questions? You can speak to a Scudder representative between 8 a.m. and 8 p.m. Eastern time on any fund business day by calling 1-800-SCUDDER.

             When selling shares, you'll generally receive the dividend for the day on which your shares were sold.

             Automated phone information is available 24 hours a day. You can use your automated phone services to get information on Scudder funds generally and on accounts held directly at Scudder. If you signed up for telephone services, you can also use this service to make exchanges and sell shares. Call SAILTM, the Scudder Automated Information Line, at 1-800-343-2890.

             QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed, and there is a $50 minimum. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call 1-800-SCUDDER.

             Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

             When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are completed within 24 hours. The funds can only send wires of $1,000 or more and accept wires of $50 or more.

             Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject purchase orders, for these or other reasons.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------
The Scudder Web site can be a valuable resource for shareholders with Internet access. To get up-to-date information, review balances or even place orders for exchanges, go to myScudder.com.

             When you want to sell more than $100,000 worth of shares, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

             A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

             Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 15 days) or when unusual circumstances prompt the SEC to allow further delays.

             How the funds calculate share price

             The price at which you buy shares is the net asset value per share, or NAV. To calculate NAV, a fund uses the following equation:

                   TOTAL ASSETS - TOTAL LIABILITIES
                  ---------------------------------- = NAV
                  TOTAL NUMBER OF SHARES OUTSTANDING

             We typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by a fund's Board. In such a case, the fund's value for a security is likely to be different from quoted market prices.

             Other rights we reserve

             You should be aware that we may do any of the following:

             o withhold 31% of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

             o close your account and send you the proceeds if your balance falls below $2,500 and $250 for retirement accounts; charge you $10 a year if your account balance falls below $2,500; in either case, we will give you 60 days notice (90 days for retirement accounts) so you can either increase your balance or close your account (these policies don't apply to investors with $100,000 or more in Scudder fund shares or in any case where a fall in share price created the low balance)

             o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

             o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash

             o change,  add or  withdraw  various  services,  fees and account policies (for example, we may change or terminate the exchange privilege at any time)

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------
If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

             Understanding Distributions and Taxes

             By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

             The funds have a regular schedule for paying out any earnings to shareholders:

             o  Income dividends: declared daily and paid monthly

             o Short-term and long-term capital gains: November or December, or otherwise as needed

             You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at
             NAV), all deposited directly to your bank account, all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

             Buying and selling fund shares will usually have tax consequences for you. Your sales of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------
Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

             Dividends from the funds are generally tax free for most shareholders, meaning that investors can receive them without incurring federal, state and (for some investors) local income tax liability. However, there are a few exceptions:

             o a portion of each fund's dividends may be taxable as ordinary income if it came from investments in taxable securities

             o because each fund can invest up to 20% of net assets in
               securities whose income is subject to the federal alternative minimum tax (AMT), you may owe taxes on a portion of your dividends if you are among those investors who must pay AMT

             o capital gains distributed may be taxable


             The tax status of the fund earnings you receive, and your own fund transactions, generally depends on their type:

             Generally taxed at ordinary income rates
             -------------------------------------------------------------------
             o short-term capital gains from selling fund shares
             -------------------------------------------------------------------
             o taxable income dividends you receive from a fund
             -------------------------------------------------------------------
             o short-term capital gains distributions you receive from a fund
             -------------------------------------------------------------------
             Generally taxed at capital gains rates
             -------------------------------------------------------------------
             o long-term capital gains from selling fund shares
             -------------------------------------------------------------------
             o long-term capital gains distributions you receive from a fund
             -------------------------------------------------------------------

             Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

Notes
--------------------------------------------------------------------------------

         To Get More Information

         Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. They also have detailed performance figures, a list of everything each fund owns, and each fund's financial statements. Shareholders get these reports automatically. For more copies, call 1-800-SCUDDER (Class S).

         Statement of Additional Information (SAI) -- This tells you more about each fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

         If you'd like to ask for copies of these documents, please contact Scudder Investments or the SEC (see below). If you like, you can look over these materials and other information about the fund at the SEC's Public Reference Section in Washington, DC, request them electronically at publicinfo@sec.gov or review them on the EDGAR database on the SEC's Internet site at www.sec.gov. Materials you get from Scudder Investments and from the EDGAR database are free; those from the SEC involve a copying fee. If you're a shareholder and have questions, please contact Scudder Investments.

--------------------------------------------------------------------------------

         Scudder Investments
         (Class S)                                     SEC
         -----------------------------------------------------------------------
         PO Box 219669                             Public Reference Section
         Kansas City, MO 64121-9669                Washington, D.C. 20549-0102
         myScudder.com                             www.sec.gov
         1-800-SCUDDER                             1-202-942-8090



         SEC File Numbers
         -----------------------------------------------------------------------
         Scudder California Tax-Free Income Fund                 811-3657
         Scudder New York Tax-Free Income Fund                   811-3657



         Distributor
         Scudder Investor Services, Inc.
         Two International Place Boston, MA 02110-4103


         SCUDDER
         INVESTMENTS


         A member of [LOGO] Zurich Financial Services Group

                                                                     SCUDDER
                                                                     INVESTMENTS

                              State Tax-Free Income Funds
                              Advisor Classes A, B and C

Prospectus
--------------------------------------------------------------------------------

                             Scudder California Tax-Free Income Fund
                             January 1, 2001, as revised June 18, 2001

                             Scudder Florida Tax-Free Income Fund
                             January 1, 2001, as revised June 18, 2001

                             Scudder Massachusetts Tax-Free Fund
                             June 18, 2001

                             Scudder New York Tax-Free Income Fund
                             January 1, 2001, as revised June 18, 2001


As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Contents
--------------------------------------------------------------------------------

   How the Funds Work                   How to Invest in the Funds

     4  Scudder California Tax-Free      33  Choosing a Share Class
        Income Fund
                                         38  How to Buy Shares
     8  Scudder Florida Tax-Free
        Income Fund                      39  How to Exchange or Sell
                                             Shares
    12  Scudder Massachusetts
        Tax-Free Fund                    40  Policies You Should Know
                                             About
    16  Scudder New York Tax-Free
        Income Fund                      46  Understanding Distributions
                                             and Taxes
    20  Other Policies and Risks

    21  Who Manages and Oversees
        the Funds

    23  Financial Highlights

How the Funds Work

On the next few pages, you'll find information about each fund's investment goal, the main strategies each uses to pursue that goal, and the main risks that could affect performance.

Whether you are considering investing in the funds or are already a shareholder, you'll probably want to look this information over carefully. You may want to keep it on hand for reference as well.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency, and you could lose money by investing in them.

--------------------------------------------------------------------------------
                                                 Class A     Class B     Class C
                               ticker symbol     KCTAX       KCTBX       KCTCX
                               fund number       009         209         309



Scudder California Tax-Free Income Fund

formerly Kemper California Tax-Free Income Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks a high level of current income that is exempt from California State and federal income taxes.

The fund normally invests at least 80% of net assets in California municipal securities whose income is free from regular federal and California State income tax.

The fund can buy many types of municipal securities. These may include revenue bonds (which are backed by revenues from a particular source), general obligation bonds (which are typically backed by the issuer's ability to levy taxes), as well as, to a limited extent, municipal lease obligations and investments representing an interest in these. The fund can invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax.

The portfolio managers look for securities that appear to offer the best total return potential, and normally prefer those that are protected against being called in before maturity. In making buy and sell decisions, the managers typically consider a number of factors, such as economic outlook and possible interest rate movements, specific security characteristics and changes in supply and demand within the municipal bond market.

Although the managers may adjust the fund's duration (a measure of sensitivity to interest rates), they generally intend to keep it similar to that of the Lehman Brothers Municipal Bond Index, generally between 5.5 and 9.5 years. Also, while the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, commodities or securities), the managers don't intend to use them as principal investments, and may not use them at all.

--------------------------------------------------------------------------------

CREDIT QUALITY POLICIES Normally, at least 90% of the fund's municipal securities are in the top four grades of credit quality. Up to 10% of the fund's municipal securities may be junk bonds, which are those below the fourth credit grade (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds generally pay higher yields and have higher volatility and higher risk of default on payments.

The Main Risks of Investing in the Fund

There are several risk factors that could reduce the yield you get from the fund, cause you to lose money or make the fund perform less well than other investments.

As with most bond funds, one of the most important factors is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. An increase in the fund's duration could make it more sensitive to this risk. Changes in interest rates will also affect the fund's yield; when rates decline, fund yield tends to decline as well.

A second factor is credit quality. If a portfolio security declines in credit quality it could hurt the fund's share price, or if a portfolio security goes into default, it could hurt both the fund's yield and share price. This risk is greater with junk bonds. The fact that the fund may focus on securities from a single state increases this risk, because any factors affecting the state or region, such as economic or fiscal problems, could affect a large portion of the fund's securities in a similar manner. For example, California residents' high sensitivity to taxes could make it hard to raise taxes in order to meet obligations.

Similarly, because the fund isn't diversified and can invest a larger percentage of assets in a given issuer than a diversified fund, factors affecting the issuer could affect fund performance.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality or other matters

o    derivatives could produce disproportionate losses

o political or legal actions could change the way the fund's dividends are taxed

o at times, market conditions might make it hard to value some investments or to get an attractive price for them


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

This fund is designed for California taxpayers who are in a moderate to high tax bracket and are interested in a long-term income investment that generates tax-free income.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how fund performance has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The table includes the effect of maximum sales loads. The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B and C is May 31, 1994. Performance figures before that date are based on the historical performance of the fund's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B or Class C and the current applicable sales charge of Class B.


Scudder California Tax-Free Income Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                       Class A
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


1990        6.70
1991       11.42
1992        8.25
1993       12.59
1994       -5.47
1995       19.48
1996        2.98
1997        8.59
1998        6.02
1999       -3.70


2000 Total Return as of September 30: 8.39%

Best Quarter: 7.68%, Q1 1995              Worst Quarter: -4.51%, Q1 1994

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
--------------------------------------------------------------------------------
                          1 Year              5 Years              10 Years
--------------------------------------------------------------------------------
Class A                    -7.98                5.44                 5.96
--------------------------------------------------------------------------------
Class B                    -7.24                5.38                 5.62
--------------------------------------------------------------------------------
Class C                    -4.65                5.37                 5.36
--------------------------------------------------------------------------------
Index                      -2.06                6.91                 6.89
--------------------------------------------------------------------------------

Index: Lehman Brothers Municipal Bond Index, a market value-weighted measure of municipal bonds issued across the United States.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                 Class A        Class B       Class C
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Purchases (% of offering price)         4.50%          None          None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales
Charge (Load) (% of redemption proceeds)   None*          4.00%         1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                             0.52%          0.52%         0.52%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee           0.25           1.00          1.00
--------------------------------------------------------------------------------
Other Expenses**                           0.08           0.13          0.18
--------------------------------------------------------------------------------
Total Annual Operating Expenses            0.85           1.65          1.70
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes a fixed rate administrative fee of 0.075%, 0.125% and 0.175% for Class A, Class B and Class C shares, respectively.

Information in the table has been restated to reflect a new fixed rate administrative fee.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.


--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares               $533          $709           $900        $1,452
--------------------------------------------------------------------------------
Class B shares                568           820          1,097         1,545
--------------------------------------------------------------------------------
Class C shares                273           536            923         2,009
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares               $533          $709           $900        $1,452
--------------------------------------------------------------------------------
Class B shares                168           520            897         1,545
--------------------------------------------------------------------------------
Class C shares                173           536            923         2,009
--------------------------------------------------------------------------------

                                                 Class A     Class B     Class C
                                   ticker symbol  KFLAX       KFLBX       KFLCX
                                   fund number    027         227         327

Scudder Florida Tax-Free Income Fund

formerly Kemper Florida Tax-Free Income Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks a high level of current income that is exempt from federal income taxes.

The fund normally invests at least 80% of net assets in municipal securities whose income is free from regular federal income tax. In addition, the fund invests at least 65% of net assets in Florida municipal securities and other securities that are exempt from the Florida intangibles tax.

The fund can buy many types of municipal securities. These may include revenue bonds (which are backed by revenues from a particular source), general obligation bonds (which are typically backed by the issuer's ability to levy taxes), as well as, to a limited extent, municipal lease obligations and investments representing an interest in these. The fund can invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax.

The portfolio managers look for securities that appear to offer the best total return potential, and normally prefer those that are protected against being called in before maturity. In making buy and sell decisions, the managers typically consider a number of factors, such as economic outlook and possible interest rate movements, specific security characteristics and changes in supply and demand within the municipal bond market.

Although the managers may adjust the fund's duration (a measure of sensitivity to interest rates), they generally intend to keep it similar to that of the Lehman Brothers Municipal Bond Index, generally between 5.5 and 9.5 years. Also, while the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, commodities or securities), the managers don't intend to use them as principal investments, and may not use them at all.

--------------------------------------------------------------------------------

CREDIT QUALITY POLICIES Normally, at least 90% of the fund's municipal securities are in the top four grades of credit quality. Up to 10% of the fund's municipal securities may be junk bonds, which are those below the fourth credit grade (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds generally pay higher yields and have higher volatility and higher risk of default on payments.

The Main Risks of Investing in the Fund

There are several risk factors that could reduce the yield you get from the fund, cause you to lose money or make the fund perform less well than other investments.

As with most bond funds, one of the most important factors is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. An increase in the fund's duration could make it more sensitive to this risk. Changes in interest rates will also affect the fund's yield; when rates decline, fund yield tends to decline as well.

A second factor is credit quality. If a portfolio security declines in credit quality it could hurt the fund's share price, or if a portfolio security goes into default, it could hurt both the fund's yield and share price. This risk is greater with junk bonds. The fact that the fund may focus on securities from a single state increases this risk, because any factors affecting the state or region, such as economic or fiscal problems, could affect a large portion of the fund's securities in a similar manner. For example, the state's agricultural, retirement-related or tourism industries could experience cyclical downturns or long-term erosion, hurting the local economy.

Similarly, because the fund isn't diversified and can invest a larger percentage of assets in a given issuer than a diversified fund, factors affecting the issuer could affect fund performance.

While the fund will generally seek investments that will permit the fund's shares to be exempt from the Florida intangibles tax, there is no assurance that the exemption will be available. To qualify for the exemption, at least 90% of the fund's assets must be in exempt investments at year end.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality or other matters

o    derivatives could produce disproportionate losses

o political or legal actions could change the way the fund's dividends are taxed

o at times, market conditions might make it hard to value some investments or to get an attractive price for them


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

This fund is designed for Florida residents who can invest for the long-term and who are interested in tax-free income.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how fund performance has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The table includes the effect of maximum sales loads. The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B and C is May 31, 1994. Performance figures before that date are based on the historical performance of the fund's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B or Class C and the current applicable sales charge of Class B.


Scudder Florida Tax-Free Income Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                       Class A
--------------------------------------------------------------------------------
THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1992        9.11
1993       13.50
1994       -3.91
1995       18.40
1996        2.70
1997        8.67
1998        5.48
1999       -4.22


2000 Total Return as of September 30: 6.26%

Best Quarter: 7.08%, Q1 1995              Worst Quarter: -4.85%, Q1 1994

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
--------------------------------------------------------------------------------
                           1 Year              5 Years         SInce Inception*
--------------------------------------------------------------------------------
Class A                    -8.54                 4.98                6.07
--------------------------------------------------------------------------------
Class B                    -7.66                 4.93                5.70
--------------------------------------------------------------------------------
Class C                    -5.00                 5.12                5.72
--------------------------------------------------------------------------------
Index                      -2.06                 6.91                6.68
--------------------------------------------------------------------------------

Index: Lehman Brothers Municipal Bond Index, a market value-weighted measure of municipal bonds issued across the United States.

In both the chart and the table, total returns for 1993 would have been lower if operating expenses hadn't been reduced.

*    Since 4/25/1991. Index comparison begins 4/30/1991.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                 Class A        Class B       Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Purchases (% of offering price)         4.50%          None          None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales
Charge (Load) (% of redemption proceeds)   None*          4.00%         1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                             0.55%          0.55%         0.55%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee           0.25           1.00          1.00
--------------------------------------------------------------------------------
Other Expenses**                           0.10           0.15          0.13
--------------------------------------------------------------------------------
Total Annual Operating Expenses            0.90           1.70          1.68
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes a fixed rate administrative fee of 0.100%, 0.150% and 0.125% for Class A, Class B and Class C shares, respectively.

Information in the table has been restated to reflect a new fixed rate administrative fee.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.


--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares               $538          $724           $926        $1,508
--------------------------------------------------------------------------------
Class B shares                573           836          1,123         1,601
--------------------------------------------------------------------------------
Class C shares                271           530            913         1,987
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares               $538          $724           $926        $1,508
--------------------------------------------------------------------------------
Class B shares                173           536            923         1,601
--------------------------------------------------------------------------------
Class C shares                171           530            913         1,987
--------------------------------------------------------------------------------

                                                 Class A     Class B     Class C
                                fund number      412         612         712


Scudder Massachusetts Tax-Free Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks income that is exempt from Massachusetts personal and regular federal income taxes. It does this by investing at least 80% of net assets in Massachusetts municipal securities.

The fund can buy many types of municipal securities of all maturities. These may include revenue bonds (which are backed by revenues from a particular source) and general obligation bonds (which are typically backed by the issuer's ability to levy taxes). They may also include municipal lease obligations and investments representing an interest in these. The fund can invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax.

The portfolio managers look for securities that appear to offer the best total return potential, and prefer those that are protected against being called in before maturity. In making buy and sell decisions, the managers typically weigh a number of factors against each other, from economic outlooks and possible interest rate movements, specific security characteristics and changes in supply and demand within the municipal bond market.

Although the managers may adjust the fund's duration (a measure of sensitivity to interest rates), they generally intend to keep it similar to that of the Lehman Brothers Municipal Bond Index, generally between 5.5 and 9.5 years. Also, while the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices or securities), the managers don't intend to use them as principal investments, and may not use them at all.

--------------------------------------------------------------------------------

CREDIT QUALITY POLICIES This fund normally invests at least 75% of net assets in municipal securities of the top four grades of credit quality. The fund could put up to 25% of total assets in junk bonds of the fifth and sixth credit grades (i.e., as low as grade B). Compared to investment-grade bonds, junk bonds generally pay higher yields and have higher volatility and higher risk of default on payments.

The Main Risks of Investing in the Fund

There are several risk factors that could reduce the yield you get from the fund, cause you to lose money or make the fund perform less well than other investments.

As with most bond funds, the most important factor is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. An increase in the fund's duration could make it more sensitive to this risk. Changes in interest rates will also affect the fund's yield; when rates decline, fund yield tends to decline as well.

A second factor is credit quality. If a portfolio security declines in credit quality it could hurt the fund's share price, or if a portfolio security goes into default, it could hurt both the fund's yield and share price. This risk is greater with junk bonds. The fact that the fund may focus on securities from a single state increases this risk, because any factors affecting the state or region, such as economic or fiscal problems, could affect a large portion of the fund's securities in a similar manner. For example, the state's technology or biotech industries could experience a downturn or fail to develop as expected, hurting the local economy.

Similarly, because the fund isn't diversified and can invest a larger percentage of assets in a given issuer than a diversified fund, factors affecting the issuer could affect fund performance.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality or other matters

o    derivatives could produce disproportionate losses

o political or legal actions could change the way the fund's dividends are taxed

o at times, market conditions might make it hard to value some investments or to get an attractive price for them


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

This fund is designed for Massachusetts taxpayers who are in a moderate to high tax bracket and who are interested in current income.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how fund performance has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The table includes the effect of maximum sales loads. The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions. The share classes offered in this prospectus -- Classes A, B and C -- are newly offered. In the bar chart, the performance figures for Class A are based on the historical performance of the fund's original share class (Class S), adjusted to reflect the higher gross total annual operating expenses of Class A. In the table, the performance figures for each share class are based on the historical performance of Class S, adjusted to reflect both the higher gross total annual operating expenses of Class A, B or C and the current applicable sales charges of Class A and B. Class S shares are offered in a different prospectus.


Scudder Massachusetts Tax-Free Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                       Class A
--------------------------------------------------------------------------------
THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


1991       11.93
1992       10.54
1993       13.97
1994       -6.45
1995       17.57
1996        3.79
1997        8.24
1998        5.91
1999       -2.55
2000       10.61


2001 Total Return as of March 31: 2.07%

Best Quarter: 7.41%, Q1 1995              Worst Quarter: -6.15%, Q1 1994

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2000
--------------------------------------------------------------------------------
                           1 Year              5 Years             10 Years
--------------------------------------------------------------------------------
Class A                     5.64                 4.14                6.63
--------------------------------------------------------------------------------
Class B                     6.73                 4.10                6.27
--------------------------------------------------------------------------------
Class C                     9.76                 4.29                6.29
--------------------------------------------------------------------------------
Index                      11.68                 5.84                7.32
--------------------------------------------------------------------------------

Index: Lehman Brothers Municipal Bond Index, a market value-weighted measure of municipal bonds issued across the United States.

In both the chart and the table, total returns from 1991 through 1996 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                 Class A        Class B       Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Purchases (% of offering price)         4.50%          None          None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales
Charge (Load) (% of redemption proceeds)   None*          4.00%         1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                             0.59%          0.59%         0.59%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee           0.25           1.00          1.00
--------------------------------------------------------------------------------
Other Expenses**                           0.18           0.23          0.20
--------------------------------------------------------------------------------
Total Annual Operating Expenses            1.02           1.82          1.79
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes a fixed rate administrative fee of 0.175%, 0.225% and 0.200% for Class A, Class B and Class C shares, respectively.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.


--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares               $549          $760           $988        $1,642
--------------------------------------------------------------------------------
Class B shares                585           873          1,185         1,734
--------------------------------------------------------------------------------
Class C shares                282           563            970         2,105
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares               $549          $760           $988        $1,642
--------------------------------------------------------------------------------
Class B shares                185           573            985         1,734
--------------------------------------------------------------------------------
Class C shares                182           563            970         2,105
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 Class A     Class B     Class C
                          ticker symbol          KNTAX       KNTBX       KNTCX
                          fund number            026         226         326

Scudder New York Tax-Free Income Fund

formerly Kemper New York Tax-Free Income Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks a high level of current income that is exempt from New York state and New York City income taxes and federal income taxes.

The fund normally invests at least 80% of net assets in municipal securities whose income is free from regular federal income tax. In addition, the fund invests at least 65% of net assets in New York municipal securities and other securities that are exempt from New York state and New York City income taxes.

The fund can buy many types of municipal securities. These may include revenue bonds (which are backed by revenues from a particular source), general obligation bonds (which are typically backed by the issuer's ability to levy taxes), as well as, to a limited extent, municipal lease obligations and investments representing an interest in these. The fund can invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax.

The portfolio managers look for securities that appear to offer the best total return potential, and normally prefer those that are protected against being called in before maturity. In making buy and sell decisions, the managers typically consider a number of factors, such as economic outlook and possible interest rate movements, specific security characteristics and changes in supply and demand within the municipal bond market.

--------------------------------------------------------------------------------

CREDIT QUALITY POLICIES Normally, at least 90% of the fund's municipal securities are in the top four grades of credit quality. Up to 10% of the fund's municipal securities may be junk bonds, which are those below the fourth credit grade (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds generally pay higher yields and have higher volatility and higher risk of default on payments.

Although the managers may adjust the fund's duration (a measure of sensitivity to interest rates), they generally intend to keep it similar to that of the Lehman Brothers Municipal Bond Index, generally between 5.5 and 9.5 years. Also, while the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, commodities or securities), the managers don't intend to use them as principal investments, and may not use them at all.

The Main Risks of Investing in the Fund

There are several risk factors that could reduce the yield you get from the fund, cause you to lose money or make the fund perform less well than other investments.

As with most bond funds, one of the most important factors is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. An increase in the fund's duration could make it more sensitive to this risk. Changes in interest rates will also affect the fund's yield; when rates decline, fund yield tends to decline as well.

A second factor is credit quality. If a portfolio security declines in credit quality it could hurt the fund's share price, or if a portfolio security goes into default, it could hurt both the fund's yield and share price. This risk is greater with junk bonds. The fact that the fund may focus on securities from a single state increases this risk, because any factors affecting the state or region, such as economic or fiscal problems, could affect a large portion of the fund's securities in a similar manner. For example, a downturn in the financial industry could bring on a fiscal crisis in New York City, which has experienced such crises before.

Similarly, because the fund isn't diversified and can invest a larger percentage of assets in a given issuer than a diversified fund, factors affecting the issuer could affect fund performance.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality or other matters

o    derivatives could produce disproportionate losses

o political or legal actions could change the way the fund's dividends are taxed

o at times, market conditions might make it hard to value some investments or to get an attractive price for them


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

This fund is designed for New York resident taxpayers who are investing for the long term and are interested in tax-free income.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how fund performance has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The table includes the effect of maximum sales loads. The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B and C is May 31, 1994. Performance figures before that date are based on the historical performance of the fund's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B or Class C and the current applicable sales charge of Class B.


Scudder New York Tax-Free Income Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                       Class A
--------------------------------------------------------------------------------
THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1990        5.93
1991       13.39
1992        9.43
1993       12.95
1994       -4.95
1995       17.98
1996        2.54
1997        8.89
1998        6.00
1999       -4.15


2000 Total Return as of September 30: 6.99%

Best Quarter: 6.44%, Q1 1995              Worst Quarter: -4.47%, Q1 1994

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
--------------------------------------------------------------------------------
                         1 Year              5 Years              10 Years
--------------------------------------------------------------------------------
Class A                  -8.53                 5.01                 6.07
--------------------------------------------------------------------------------
Class B                  -7.86                 4.94                 5.66
--------------------------------------------------------------------------------
Class C                  -5.11                 5.09                 5.65
--------------------------------------------------------------------------------
Index                    -2.06                 6.91                 6.89
--------------------------------------------------------------------------------

Index: Lehman Brothers Municipal Bond Index, a market value-weighted measure of municipal bonds issued across the United States.

In both the chart and the table, total returns for 1991 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                 Class A        Class B       Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Purchases (% of offering price)         4.50%            None         None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales
Charge (Load) (% of redemption
proceeds)                                  None*          4.00%          1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                             0.54%          0.54%          0.54%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee           0.25           1.00           1.00
--------------------------------------------------------------------------------
Other Expenses**                           0.13           0.18           0.15
--------------------------------------------------------------------------------
Total Annual Operating Expenses            0.92           1.72           1.69
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes a fixed rate administrative fee of 0.125%, 0.175% and 0.150% for Class A, Class B and Class C shares, respectively.

Information in the table has been restated to reflect a new fixed rate administrative fee.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.


--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares               $540          $730           $936        $1,530
--------------------------------------------------------------------------------
Class B shares                575           842          1,133         1,623
--------------------------------------------------------------------------------
Class C shares                272           533            918         1,998
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares               $540          $730           $936        $1,530
--------------------------------------------------------------------------------
Class B shares                175           542            933         1,623
--------------------------------------------------------------------------------
Class C shares                172           533            918         1,998
--------------------------------------------------------------------------------

Other Policies and Risks

While the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, a fund's Board could change that fund's investment goal without seeking shareholder approval. However, the policy of investing at least 80% of net assets in municipal securities that are exempt from federal income tax for each fund cannot be changed without shareholder approval.

o As a temporary defensive measure, each fund could shift up to 100% of assets into investments such as money market securities. This could prevent losses, but would mean that the fund would not be pursuing its goal. Temporary investments may be taxable.

o The advisor measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality declines, the advisor will decide what to do with the security, based on its assessment of what would benefit shareholders most.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the funds.

If you want more information on each fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Funds

The funds' investment advisor is Zurich Scudder Investments, Inc., 345 Park Avenue, New York, NY. The advisor has more than 80 years of experience managing mutual funds, and currently has more than $370 billion in assets under management.

The advisor's asset management teams include investment professionals, economists, research analysts, traders and other investment specialists, located in offices across the United States and around the world.

The advisor receives a management fee from each fund. Below are the actual rates paid by each fund for the 12 months through the most recent fiscal year end, as a percentage of each fund's average daily net assets.

Fund Name                                                Fee Paid
---------------------------------------------------------------------
Scudder California Tax-Free Income Fund                   0.52%
---------------------------------------------------------------------
Scudder Florida Tax-Free Income Fund                      0.55%
---------------------------------------------------------------------
Scudder Massachusetts Tax-Free Fund                       0.59%
---------------------------------------------------------------------
Scudder New York Tax-Free Income Fund                     0.55%
---------------------------------------------------------------------

Scudder Massachusetts Tax-Free Fund has entered into a new investment management agreement with the advisor. The table below describes the new fee rates for the fund.

---------------------------------------------------------------------
Investment Management Fee effective July 31, 2000
---------------------------------------------------------------------

Average Daily Net Assets                                 Fee Rate
---------------------------------------------------------------------
first $400 million                                         0.60%
---------------------------------------------------------------------
next $600 million                                          0.525%
---------------------------------------------------------------------
more than $1 billion                                       0.50%
---------------------------------------------------------------------

The portfolio managers

The following people handle the day-to-day management of each fund in this prospectus.



Scudder California Tax-Free Income Fund     Scudder Massachusetts Tax-Free Fund

  Philip G. Condon                          Philip G. Condon
  Co-Lead Portfolio Manager                 Lead Portfolio Manager
    o Began investment career in 1976          o Began investment career in 1976
    o Joined the advisor in 1983               o Joined the adviser in 1983
    o Joined the fund team in 2000             o Joined the fund team in 1989

  Eleanor R. Brennan                        Rebecca L. Wilson
  Co-Lead Portfolio Manager                  o Began investment career in 1986
    o Began investment career in 1986          o Joined the adviser in 1986
    o Joined the advisor in 1995               o Joined the fund team in 1999
    o Joined the fund team in 1999
                                          Scudder New York Tax-Free Income Fund
  Matthew J. Caggiano
   o Began investment career in 1989        Philip G. Condon
   o Joined the advisor in 1991             Co-Lead Portfolio Manager
   o Joined the fund team in 1999            o Began investment career in 1976
                                             o Joined the advisor in 1983
Scudder Florida Tax-Free Income Fund         o Joined the fund team in 2000

  Philip G. Condon                          Ashton P. Goodfield
  Co-Lead Portfolio Manager                 Co-Lead Portfolio Manager
    o Began investment career in 1976          o Began investment career in 1986
    o Joined the advisor in 1983               o Joined the advisor in 1986
    o Joined the fund team in 2000             o Joined the fund team in 1999

  Eleanor R. Brennan
  Co-Lead Portfolio Manager
    o Began investment career in 1986
    o Joined the advisor in 1995
    o Joined the fund team in 1998

  Rebecca L. Wilson
   o Began investment career in 1986
   o Joined the advisor in 1986
   o Joined the fund team in 1998

Financial Highlights

These tables are designed to help you understand each fund's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, whose report, along with each fund's financial statements, is included in that fund's annual report (see "Shareholder reports" on the back cover). Because Class A, Class B and Class C shares of Scudder Massachusetts Tax-Free Fund are newly offered, there is no financial data for these shares as of the date of this prospectus.


Scudder California Tax-Free Income Fund -- Class A

--------------------------------------------------------------------------------
Year ended August 31,                 2000    1999     1998     1997     1996
--------------------------------------------------------------------------------

Per share operating performance
--------------------------------------------------------------------------------
Net asset value, beginning of year   $7.10   $7.65    $7.52    $7.31      $7.35
--------------------------------------------------------------------------------
Income (loss) from investment operations:

  Net investment income (loss)         .34     .34      .36      .38        .39
--------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investment transactions    .20    (.41)     .26      .25        .04
--------------------------------------------------------------------------------
  Total from investment operations     .54    (.07)     .62      .63        .43
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income               (.34)   (.34)    (.36)    (.38)      (.39)
--------------------------------------------------------------------------------
  Net realized gains on investment
  transactions                          --    (.14)    (.13)    (.04)      (.08)
--------------------------------------------------------------------------------
  Total distributions                 (.34)   (.48)    (.49)    (.42)      (.47)
--------------------------------------------------------------------------------
Net asset value, end of year         $7.30   $7.10    $7.65    $7.52      $7.31
--------------------------------------------------------------------------------
Total return (%) (a)                  7.97   (1.07)    8.56     8.78       5.92
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of year ($ in
thousands)                         767,460 854,921  982,113  979,471  1,022,147
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                         .85     .82      .78      .79        .78
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                         .84     .82      .78      .79        .78
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                            4.98    4.60     4.82     5.08       5.18
--------------------------------------------------------------------------------
Portfolio turnover rate (%)             57      62       61       79        100
--------------------------------------------------------------------------------

(a)  Total return does not reflect the effect of sales charges.

Scudder California Tax-Free Income Fund -- Class B

--------------------------------------------------------------------------------
Year ended August 31,                   2000     1999    1998     1997     1996
--------------------------------------------------------------------------------

Per share operating performance
--------------------------------------------------------------------------------
Net asset value, beginning of year     $7.11    $7.66   $7.52    $7.32    $7.35
--------------------------------------------------------------------------------
Income (loss) from investment operations:

  Net investment income (loss)           .29      .28     .30      .32      .32
--------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investment transactions      .20     (.41)    .27      .24      .05
--------------------------------------------------------------------------------
  Total from investment operations       .49     (.13)    .57      .56      .37
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                 (.29)    (.28)   (.30)    (.32)    (.32)
--------------------------------------------------------------------------------
  Net realized gains on investment        --     (.14)   (.13)    (.04)    (.08)
  transactions
--------------------------------------------------------------------------------
  Total distributions                   (.29)    (.42)   (.43)    (.36)    (.40)
--------------------------------------------------------------------------------
Net asset value, end of year           $7.31    $7.11   $7.66    $7.52    $7.32
--------------------------------------------------------------------------------
Total return (%) (a)                    7.14    (1.90)   7.79     7.73     5.16
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of year ($ in
thousands)                            32,523   37,070  35,466   26,930   17,536
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                          1.64     1.65    1.63     1.62     1.63
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                          1.63     1.65    1.63     1.62     1.63
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                              4.19     3.75    3.97     4.25     4.33
--------------------------------------------------------------------------------
Portfolio turnover rate (%)               57       62      61       79      100
--------------------------------------------------------------------------------

(a)      Total return does not reflect the effect of sales charges.

Scudder California Tax-Free Income Fund -- Class C

--------------------------------------------------------------------------------
Year ended August 31,                   2000     1999     1998     1997    1996
--------------------------------------------------------------------------------
Per share operating performance
--------------------------------------------------------------------------------
Net asset value, beginning of year     $7.05    $7.60    $7.50    $7.31   $7.34
--------------------------------------------------------------------------------
Income (loss) from investment operations:

  Net investment income (loss)           .29      .28      .30      .32     .32
--------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investment transactions      .21     (.41)     .23      .23     .05
--------------------------------------------------------------------------------
  Total from investment operations       .50     (.13)     .53      .55     .37
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                 (.29)    (.28)    (.30)    (.32)   (.32)
--------------------------------------------------------------------------------
  Net realized gains on investment        --     (.14)    (.13)    (.04)   (.08)
  transactions
--------------------------------------------------------------------------------
  Total distributions                   (.29)    (.42)    (.43)    (.36)   (.40)
--------------------------------------------------------------------------------
Net asset value, end of year           $7.26    $7.05    $7.60    $7.50   $7.31
--------------------------------------------------------------------------------
Total return (%) (a)                    7.34    (1.91)    7.21     7.59    5.15
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of year ($ in
thousands)                             5,354    3,947    6,693    1,506     855
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                          1.64     1.68     1.62     1.60    1.64
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                          1.63     1.68     1.62     1.60    1.64
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                              4.19     3.71     3.98     4.27    4.32
--------------------------------------------------------------------------------
Portfolio turnover rate (%)               57       62       61       79     100
--------------------------------------------------------------------------------

(a)      Total return does not reflect the effect of sales charges.

Scudder Florida Tax-Free Income Fund -- Class A

--------------------------------------------------------------------------------
Year ended August 31,                   2000     1999     1998     1997    1996
--------------------------------------------------------------------------------

Per share operating performance
--------------------------------------------------------------------------------
Net asset value, beginning of year     $9.72   $10.62   $10.42   $10.21  $10.27
--------------------------------------------------------------------------------
Income (loss) from investment operations:

  Net investment income (loss)           .45      .47      .49      .51     .52
--------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investment transactions      .13     (.68)     .35      .33     .08
--------------------------------------------------------------------------------
  Total from investment operations       .58     (.21)     .84      .84     .60
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                 (.45)    (.47)    (.49)    (.51)   (.52)
--------------------------------------------------------------------------------
  Net realized gains on investment
  transactions                            --     (.22)    (.15)    (.12)   (.14)
--------------------------------------------------------------------------------
  Total distributions                   (.45)    (.69)    (.64)    (.63)   (.66)
--------------------------------------------------------------------------------
Net asset value, end of year           $9.85    $9.72   $10.62   $10.42  $10.21
--------------------------------------------------------------------------------
Total return (%) (a)                    6.15    (2.13)    8.27     8.37    5.83
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of year ($ in
thousands)                            70,265   84,757  100,431   99,051 105,028
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                          1.00      .88      .85      .83     .84
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                           .99      .88      .85      .83     .84
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                              4.80     4.57     4.65     4.92    5.00
--------------------------------------------------------------------------------
Portfolio turnover rate (%)               21       56       70       87     119
--------------------------------------------------------------------------------

(a)      Total return does not reflect the effect of sales charges.

Scudder Florida Tax-Free Income Fund -- Class B

--------------------------------------------------------------------------------
Year ended August 31,                    2000     1999    1998     1997    1996
--------------------------------------------------------------------------------

Per share operating performance
--------------------------------------------------------------------------------
Net asset value, beginning of year      $9.71   $10.60  $10.40   $10.19  $10.26
--------------------------------------------------------------------------------
Income (loss) from investment operations:

  Net investment income                   .38      .39     .40      .42     .43
--------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investment transactions       .12     (.67)    .35      .33     .07
--------------------------------------------------------------------------------
  Total from investment operations        .50     (.28)    .75      .75     .50
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                  (.38)    (.39)   (.40)    (.42)   (.43)
--------------------------------------------------------------------------------
  Net realized gains on investment
  transactions                             --     (.22)   (.15)    (.12)   (.14)
--------------------------------------------------------------------------------
  Total distributions                    (.38)    (.61)   (.55)    (.54)   (.57)
--------------------------------------------------------------------------------
Net asset value, end of year            $9.83    $9.71  $10.60   $10.40  $10.19
--------------------------------------------------------------------------------
Total return (%) (a)                     5.32   (2.85)    7.38     7.48    4.84
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of year ($ in
thousands)                              5,915    6,474   6,379    4,226   2,752
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                           1.77     1.69    1.68     1.65    1.68
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                           1.76     1.69    1.68     1.65    1.68
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                               4.03     3.76    3.82     4.10    4.16
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                21       56      70       87     119
--------------------------------------------------------------------------------

(a)      Total return does not reflect the effect of sales charges.

Scudder Florida Tax-Free Income Fund -- Class C

--------------------------------------------------------------------------------
Year ended August 31,                 2000     1999     1998      1997     1996
--------------------------------------------------------------------------------

Per share operating performance
--------------------------------------------------------------------------------
Net asset value, beginning of year   $9.71   $10.60    $10.41   $10.20   $10.26
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)         .38      .39       .40      .42      .43
--------------------------------------------------------------------------------
  Net realized and unrealized gain     .12     (.67)      .34      .33      .08
  (loss) on investment transactions
--------------------------------------------------------------------------------
  Total from investment operations     .50     (.28)      .74      .75      .51
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income               (.38)    (.39)     (.40)    (.42)    (.43)
--------------------------------------------------------------------------------
  Net realized gains on investment      --     (.22)     (.15)    (.12)    (.14)
  transactions
--------------------------------------------------------------------------------
  Total distributions                 (.38)    (.61)     (.55)    (.54)    (.57)
--------------------------------------------------------------------------------
Net asset value, end of year         $9.83    $9.71    $10.60   $10.41   $10.20
--------------------------------------------------------------------------------
Total return (%) (a)                  5.34    (2.84)     7.26     7.49     4.97
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of year ($ in
thousands)                           1,199    1,249       721      568      325
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                        1.74     1.68      1.69     1.64     1.64
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                        1.73     1.68      1.69     1.64     1.64
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                            4.06     3.76      3.81     4.11     4.20
--------------------------------------------------------------------------------
Portfolio turnover rate (%)             21       56        70       87      119
--------------------------------------------------------------------------------

(a)      Total return does not reflect the effect of sales charges.

Scudder New York Tax-Free Income Fund -- Class A

--------------------------------------------------------------------------------
Year ended August 31,                 2000     1999     1998      1997     1996
--------------------------------------------------------------------------------

Per share operating performance
--------------------------------------------------------------------------------
Net asset value, beginning of year  $10.22   $11.11   $10.93   $10.66    $10.80
--------------------------------------------------------------------------------
Income (loss) from investment operations:

  Net investment income (loss)         .47      .49      .53      .56       .56
--------------------------------------------------------------------------------
  Net realized and unrealized gain     .17     (.63)     .36      .36        --
  (loss) on investment transactions
--------------------------------------------------------------------------------
  Total from investment operations     .64     (.14)     .89      .92       .56
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income               (.47)    (.49)    (.53)    (.56)     (.56)
--------------------------------------------------------------------------------
  Net realized gains on investment
  transactions                          --     (.26)    (.18)    (.09)     (.14)
--------------------------------------------------------------------------------
  Total distributions                 (.47)    (.75)    (.71)    (.65)     (.70)
--------------------------------------------------------------------------------
Net asset value, end of year        $10.39   $10.22   $11.11   $10.93    $10.66
--------------------------------------------------------------------------------
Total return (%) (a)                  6.50    (1.52)    8.44     8.77      5.26
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of year ($ in
thousands)                         200,806  235,800  268,155  272,777   294,121
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                         .89      .88      .84      .83       .83
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                         .88      .88      .84      .83       .83
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                            4.68     4.49     4.81     5.15      5.15
--------------------------------------------------------------------------------
Portfolio turnover rate (%)             26       69       77       92       104
--------------------------------------------------------------------------------

(a)      Total return does not reflect the effect of sales charges.

Scudder New York Tax-Free Income Fund -- Class B

--------------------------------------------------------------------------------
Year ended August 31,                    2000     1999    1998     1997    1996
--------------------------------------------------------------------------------

Per share operating performance
--------------------------------------------------------------------------------
Net asset value, beginning of year     $10.23   $11.13  $10.94   $10.66  $10.80
--------------------------------------------------------------------------------
Income (loss) from investment operations:

  Net investment income (loss)            .38      .39     .44      .47     .47
--------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investment transactions       .17     (.64)    .37      .37      --
--------------------------------------------------------------------------------
  Total from investment operations        .55     (.25)    .81      .84     .47
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                  (.38)    (.39)   (.44)    (.47)   (.47)
--------------------------------------------------------------------------------
  Net realized gains on investment
  transactions                             --     (.26)   (.18)    (.09)   (.14)
--------------------------------------------------------------------------------
  Total distributions                    (.38)    (.65)   (.62)    (.56)   (.61)
--------------------------------------------------------------------------------
Net asset value, end of year           $10.40   $10.23  $11.13   $10.94  $10.66
--------------------------------------------------------------------------------
Total return (%) (a)                     5.60    (2.44)   7.65     7.96    4.36
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of year ($ in
thousands)                             11,795   13,674  12,390   10,184   7,007
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                           1.71     1.73    1.67     1.67    1.69
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                           1.70     1.73    1.67     1.67    1.69
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                               3.86     3.64    3.98     4.31    4.29
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                26       69      77       92     104
--------------------------------------------------------------------------------

(a)      Total return does not reflect the effect of sales charges.

Scudder New York Tax-Free Income Fund -- Class C

--------------------------------------------------------------------------------
Year ended August 31,                   2000    1999     1998    1997     1996
--------------------------------------------------------------------------------

Per share operating performance
--------------------------------------------------------------------------------
Net asset value, beginning of year    $10.21  $11.10   $10.92  $10.65   $10.79
--------------------------------------------------------------------------------
Income (loss) from investment operations:

  Net investment income                  .39     .40      .44     .47      .47
--------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investment transactions      .17    (.63)     .36     .36       --
--------------------------------------------------------------------------------
  Total from investment operations       .56    (.23)     .80     .83      .47
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                 (.39)   (.40)    (.44)   (.47)    (.47)
--------------------------------------------------------------------------------
  Net realized gains on investment
  transactions                            --    (.26)    (.18)   (.09)    (.14)
--------------------------------------------------------------------------------
  Total distributions                   (.39)   (.66)    (.66)   (.56)    (.61)
--------------------------------------------------------------------------------
Net asset value, end of year          $10.38  $10.21   $11.10  $10.92   $10.65
--------------------------------------------------------------------------------
Total return (%) (a)                    5.64   (2.33)    7.56    7.87     4.38
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of year ($ in
thousands)                             3,541   3,968    3,775   2,973    1,218
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                          1.70    1.71     1.67    1.65     1.67
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                          1.69    1.71     1.67    1.65     1.67
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                              3.87    3.65     3.98    4.33     4.31
--------------------------------------------------------------------------------
Portfolio turnover rate (%)               26      69       77      92      104
--------------------------------------------------------------------------------

(a)      Total return does not reflect the effect of sales charges.

How to Invest in the Funds

The following pages tell you about many of the services, choices and benefits of being a shareholder. You'll also find information on how to check the status of your account using the method that's most convenient for you.

You can find out more about the topics covered here by speaking with your financial representative or a representative of your workplace retirement plan or other investment provider.

Choosing a Share Class

Offered in this prospectus are three share classes for each fund. Each class has its own fees and expenses, offering you a choice of cost structures. Certain funds offer other classes of shares separately. Class A, Class B and Class C shares are intended for investors seeking the advice and assistance of a financial representative, who may receive compensation for those services through sales commissions, service fees and/or distribution fees.

Before you invest, take a moment to look over the characteristics of each share class, so that you can be sure to choose the class that's right for you. You may want to ask your financial representative to help you with this decision.

We describe each share class in detail on the following pages. But first, you may want to look at the table below, which gives you a brief comparison of the main features of each class.


--------------------------------------------------------------------------------
Classes and features                     Points to help you compare
--------------------------------------------------------------------------------
Class A

o Sales charges of up to 4.50%, charged   o Some investors may be able to reduce
  when you buy shares                       or eliminate their sales charges;
                                            see next page
o In most cases, no charges when you
  sell shares                             o Total annual operating expenses are
                                            lower than those for Class B or
o 0.25% service fee                         Class C
--------------------------------------------------------------------------------
Class B

o No charges when you buy shares          o The deferred sales charge rate falls
                                            to zero six years after purchase
o Deferred sales charge declining from
  4.00%, charged when you sell shares     o Shares automatically convert to
  you bought within the last six years      Class A six years after purchase,
                                            which means lower annual expenses
o 1.00% distribution/service fee            going forward
--------------------------------------------------------------------------------
Class C

o No charges when you buy shares          o The deferred sales charge rate is
                                            lower, but your shares never convert
o Deferred sales charge of 1.00%,           to Class A, so annual expenses
  charged when you sell shares you          remain higher
  bought within the last year

o 1.00% distribution/service fee
--------------------------------------------------------------------------------

Class A shares

Class A shares have a 12b-1 plan, under which a service fee of 0.25% is deducted from fund assets each year.

Class A shares have a sales charge that varies with the amount you invest:

                     Sales charge as a % of   Sales charge as a %
Your investment          offering price      of your net investment
---------------------------------------------------------------------
Up to $100,000                 4.50                    4.71
---------------------------------------------------------------------
$100,000-$249,999              3.50                    3.63
---------------------------------------------------------------------
$250,000-$499,999              2.60                    2.67
---------------------------------------------------------------------
$500,000-$999,999              2.00                    2.04
---------------------------------------------------------------------
$1 million or more    See below and next page
---------------------------------------------------------------------

The offering price includes the sales charge.

You may be able to lower your Class A sales charges if:

o you plan to invest at least $100,000 over the next 24 months ("letter of intent")

o the amount of shares you already own (including shares in certain other funds) plus the amount you're investing now is at least $100,000 ("cumulative discount")

o you are investing a total of $100,000 or more in several funds at once ("combined purchases")

The point of these three features is to let you count investments made at other times for purposes of calculating your present sales charge. Any time you can use the privileges to "move" your investment into a lower sales charge category in the table above, it's generally beneficial for you to do so. You can take advantage of these methods by filling in the appropriate sections of your application or by speaking with your financial representative.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

Class A shares may make sense for long-term investors, especially those who are eligible for reduced or eliminated sales charges.

You may be able to buy Class A shares without sales charges when you are:

o    reinvesting dividends or distributions

o    investing through certain workplace retirement plans

o participating in an investment advisory program under which you pay a fee to an investment advisor or other firm for portfolio management services

There are a number of additional provisions that apply in order to be eligible for a sales charge waiver. A fund may waive the sales charges for investors in other situations as well. Your financial representative or Scudder Investments Service Company can answer your questions and help you determine if you are eligible.

If you're investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described on the previous page, you may be eligible to buy Class A shares without sales charges. However, you may be charged a contingent deferred sales charge (CDSC) of 1.00% on any shares you sell within the first year of owning them, and a similar charge of 0.50% on shares you sell within the second year of owning them ("Large Order NAV Privilege"). This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Scudder Investments Service Company can answer your questions and help you determine if you're eligible.

Class B shares

With Class B shares, you pay no up-front sales charges to the fund. Class B shares have a 12b-1 plan, under which a distribution fee of 0.75% and a service fee of 0.25% are deducted from fund assets each year. This means the annual expenses for Class B shares are somewhat higher (and their performance correspondingly lower) compared to Class A shares. After six years, Class B shares automatically convert to Class A, which has the net effect of lowering the annual expenses from the seventh year on. However, unlike Class A shares, your entire investment goes to work immediately.

Class B shares have a CDSC. This charge declines over the years you own shares, and disappears completely after six years of ownership. But for any shares you sell within those six years, you may be charged as follows:

Year after you bought shares         CDSC on shares you sell
---------------------------------------------------------------------
First year                                    4.00%
---------------------------------------------------------------------
Second or third year                          3.00
---------------------------------------------------------------------
Fourth or fifth year                          2.00
---------------------------------------------------------------------
Sixth year                                    1.00
---------------------------------------------------------------------
Seventh year and later        None (automatic conversion to Class A)
---------------------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Scudder Investments Service Company can answer your questions and help you determine if you're eligible.

While Class B shares don't have any front-end sales charges, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

Class B shares can make sense for long-term investors who would prefer to see all of their investment go to work right away, and can accept somewhat higher annual expenses in exchange.

Class C shares

Like Class B shares, Class C shares have no up-front sales charges and have a 12b-1 plan under which a distribution fee of 0.75% and a service fee of 0.25% are deducted from fund assets each year. Because of these fees, the annual expenses for Class C shares are similar to those of Class B shares, but higher than those for Class A shares (and the performance of Class C shares is correspondingly lower than that of Class A). However, unlike Class A shares, your entire investment goes to work immediately.

Unlike Class B shares, Class C shares do NOT automatically convert to Class A after six years, so they continue to have higher annual expenses.

Class C shares have a CDSC, but only on shares you sell within one year of buying them:

Year after you bought shares         CDSC on shares you sell
---------------------------------------------------------------------
First year                                    1.00%
---------------------------------------------------------------------
Second year and later                          None
---------------------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Scudder Investments Service Company can answer your questions and help you determine if you're eligible.

While Class C shares don't have any front-end sales charges, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

Class C shares may appeal to investors who plan to sell some or all shares within six years of buying them, or who aren't certain of their investment time horizon.

How to Buy Shares

Once you've chosen a share class, use these instructions to make investments.

--------------------------------------------------------------------------------
First investment                          Additional investments
--------------------------------------------------------------------------------
$1,000 or more for regular accounts       $50 or more for regular accounts

$500 or more for IRAs                     $50 or more for IRAs

                                          $50 or more with an Automatic
                                          Investment Plan
--------------------------------------------------------------------------------
Through a financial representative
                                         o  Contact your representative using
o Contact your representative using the     the method that's most convenient
  method that's most convenient for you     for you
--------------------------------------------------------------------------------
By mail or express mail (see below)

o Fill out and sign an application       o  Send a check made out to "Scudder
                                            Funds" and an investment slip to us
o Send it to us at the appropriate          at the appropriate address below
  address, along with an investment check
                                         o  If you don't have an investment
                                            slip, simply include a letter with
                                            your name, account number, the full
                                            name of the fund and the share class
                                            and your investment instructions
--------------------------------------------------------------------------------
By wire

o Call (800) 621-1048 for instructions   o  Call (800) 621-1048 for instructions
--------------------------------------------------------------------------------
By phone

--                                       o  Call (800) 621-1048 for instructions
--------------------------------------------------------------------------------
With an automatic investment plan

--                                       o  To set up regular investments from a
                                            bank checking account, call (800)
                                            621-1048 (minimum $50)
--------------------------------------------------------------------------------
On the Internet

--                                       o  Go to www.scudder.com and register

                                         o  Follow the instructions for buying
                                            shares with money from your bank
                                            account
--------------------------------------------------------------------------------

Regular mail:
The Scudder Funds, PO Box 219151, Kansas City, MO 64121-9151

Express, registered or certified mail:
Scudder Investments Service Company, 811 Main Street, Kansas City, MO 64105-2005

Fax number: (800) 818-7526 (for exchanging and selling only)

How to Exchange or Sell Shares

Use these instructions to exchange or sell shares in your account.

--------------------------------------------------------------------------------
Exchanging into another fund              Selling shares
--------------------------------------------------------------------------------
$1,000 or more to open a new account     Some transactions, including most for
($500 for IRAs)                          over $100,000, can only be ordered in
                                         writing with a signature guarantee; if
$50 or more for exchanges between        you're in doubt, see page 42
existing accounts
--------------------------------------------------------------------------------
Through a financial representative
                                         o Contact your representative by the
o Contact your representative by the       method that's most convenient for you
  method that's most convenient for you
--------------------------------------------------------------------------------
By phone or wire
                                         o Call (800) 621-1048 for instructions
o Call (800) 621-1048 for instructions
--------------------------------------------------------------------------------
By mail, express mail or fax
(see previous page)
Write a letter that includes:            Write a letter that includes:

o the fund, class and account number     o the fund, class and account number
  you're exchanging out of                 from which you want to sell shares

o the dollar amount or number of shares  o the dollar amount or number of
  you want to exchange                     shares you want to sell

o the name and class of the fund you     o your name(s), signature(s) and
  want to exchange into                    address, as they appear on your
                                           account
o your name(s), signature(s) and
  address, as they appear on your        o a daytime telephone number
  account

o a daytime telephone number
--------------------------------------------------------------------------------
With an automatic exchange plan          With an automatic withdrawal plan

o To set up regular exchanges from a     o To set up regular cash payments from
  fund account, call (800) 621-1048        a fund account, call (800) 621-1048
--------------------------------------------------------------------------------
On the Internet

o Go to www.scudder.com and register

o Follow the instructions for making
  on-line exchanges
--------------------------------------------------------------------------------

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment professionals.

If you are investing through an investment provider, check the materials you got from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

In either case, keep in mind that the information in this prospectus applies only to each fund's Class A, Class B and Class C shares. Certain funds have other share classes, which are described in separate prospectuses and have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce fund expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 621-1048.

Policies about transactions

Each fund is open for business each day the New York Stock Exchange is open. Each fund calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Investments Service Company, and it has determined that it is a "good order," it will be processed at the next share price calculated.

Because orders placed through investment providers must be forwarded to Scudder Investments Service Company before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.

Ordinarily, your investment will start to accrue dividends the next business day after your purchase is processed. When selling shares you'll generally receive the dividend for the day on which your shares were sold. The level of income dividends will vary from one class to another based on the class's fees and expenses.

ScudderACCESS, the Scudder Automated Information Line, is available 24 hours a day by calling (800) 972-3060. You can use ScudderACCESS to get information on Scudder funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and sell shares.

QuickBuy/QuickSell lets you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House
(ACH) services. Transactions take two to three days to be completed, and there is a $50 minimum. To set up QuickBuy/QuickSell on a new account, see the account application; to add it to an existing account, call (800) 621-1048.

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are completed within 24 hours. The funds can only send wires of $1,000 or more and accept wires of $50 or more.

Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject or limit purchase orders, for these or other reasons.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

The Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.scudder.com to get up-to-date information, review balances or even place orders for exchanges.

When you want to sell more than $100,000 worth of shares, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

When you sell shares that have a CDSC, we calculate the CDSC as a percentage of what you paid for the shares or what you are selling them for -- whichever results in the lowest charge to you. In processing orders to sell shares, we turn to the shares with the lowest CDSC first. Exchanges from one fund into another don't affect CDSCs: for each investment you make, the date you first bought shares is the date we use to calculate a CDSC on that particular investment.

There are certain cases in which you may be exempt from a CDSC. These include:

o    the death or disability of an account owner (including a joint owner)

o withdrawals made through an automatic withdrawal plan. Such withdrawals may be made at a maximum of 10% per year of the net asset value of the account

o    withdrawals related to certain retirement or benefit plans

o redemptions for certain loan advances, hardship provisions or returns of excess contributions from retirement plans

o    for Class A shares purchased through the Large Order NAV Purchase Privilege

o redemption of shares whose dealer of record at the time of the investment notifies Scudder Distributors that the dealer waives the applicable commission

o For Class C shares, redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system, provided the dealer of record has waived the advance of the first year distribution and service fees applicable to such shares and has agreed to receive such fees quarterly.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

In each of these cases, there are a number of additional provisions that apply in order to be eligible for a CDSC waiver. Your financial representative or Scudder Investments Service Company can answer your questions and help you determine if you are eligible.

If you sell shares in a Scudder fund and then decide to invest with Scudder again within six months, you can take advantage of the "reinstatement feature." With this feature, you can put your money back into the same class of a Scudder fund at its current NAV and for purposes of sales charges it will be treated as if it had never left Scudder. You'll be reimbursed (in the form of fund shares) for any CDSC you paid when you sold. Future CDSC calculations will be based on your original investment date, rather than your reinstatement date. There is also an option that lets investors who sold Class B shares buy Class A shares with no sales charge, although they won't be reimbursed for any CDSC they paid. You can only use the reinstatement feature once for any given group of shares. To take advantage of this feature, contact Scudder Investments Service Company or your financial representative.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

How the funds calculate share price

For each share class, the price at which you buy shares is as follows:

Class A shares -- net asset value per share, or NAV, adjusted to allow for any applicable sales charges (see "Choosing a Share Class")

Class B and Class C shares -- net asset value per share, or NAV

To calculate NAV, each share class uses the following equation:


 TOTAL ASSETS - TOTAL LIABILITIES
----------------------------------    = NAV
TOTAL NUMBER OF SHARES OUTSTANDING

For each share class, the price at which you sell shares is also the NAV, although for Class B and Class C investors, a CDSC may be taken out of the proceeds (see "Choosing a Share Class").

We typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by a fund's Board. In such a case, the fund's value for a security is likely to be different from quoted market prices.

Other rights we reserve

You should be aware that we may do any of the following:

o withhold 31% of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o charge you $9 each calendar quarter if your account balance is below $1,000 for the entire quarter; this policy doesn't apply to most retirement accounts, if you have an automatic investment plan or in any case where a fall in share price created the low balance

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; for Scudder Massachusetts Tax-Free Fund, the fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the fund's net assets

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

The funds have a regular schedule for paying out any earnings to shareholders:

o    Income dividends: declared daily and paid monthly

o Short-term and long-term capital gains: November or December, or otherwise as needed

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested without sales charges. For retirement plans, reinvestment is the only option.

Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sales of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

Dividends from the funds are generally tax free for most shareholders, meaning that investors can receive them without incurring federal, and (for some investors) state and local income tax liability. However, there are a few exceptions:

o a portion of each fund's dividends may be taxable as ordinary income if it came from investments in taxable securities

o because each fund can invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax (AMT), you may owe taxes on a portion of your dividends if you are among those investors who must pay AMT

o    capital gain distributions may be taxable

The tax status of the fund earnings you receive, and your own fund transactions, generally depends on their type:

Generally taxed at ordinary income rates
---------------------------------------------------------------------
o  short-term capital gains from selling fund shares
---------------------------------------------------------------------
o  taxable income dividends you receive from a fund
---------------------------------------------------------------------
o  short-term capital gains distributions you receive from a fund
---------------------------------------------------------------------

Generally taxed at capital gains rates
---------------------------------------------------------------------
o  long-term capital gains from selling fund shares
---------------------------------------------------------------------
o  long-term capital gains distributions you receive from a fund
---------------------------------------------------------------------

Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

--------------------------------------------------------------------------------
To Get More Information

Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. They also have detailed performance figures, a list of everything each fund owns, and each fund's financial statements. Shareholders get the reports automatically. For more copies, call (800) 621-1048.

Statement of Additional Information (SAI) -- This tells you more about each fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact Scudder Investments or the SEC (see below). If you like, you can look over these materials and other information about the fund at the SEC's Public Reference
Section in Washington, DC, request them electronically at publicinfo@sec.gov or review them on the EDGAR database on the SEC's Internet site at www.sec.gov. Materials you get from Scudder Investments and from the EDGAR database are free; those from the SEC involve a copying fee. If you're a shareholder and have questions, please contact Scudder Investments.

--------------------------------------------------------------------------------

Scudder Investments                       SEC
----------------------------------------------------------------
222 South Riverside Plaza                 Public Reference
Chicago, IL 60606-5808                    Section
www.scudder.com                           Washington, D.C.  20549-0102
Tel (800) 621-1048                        www.sec.gov
                                          Tel (202) 942-8090



SEC File Numbers
----------------------------------------------------------------
Scudder California Tax-Free Income Fund   811-3657
Scudder Florida Tax-Free Income Fund      811-3657
Scudder Massachusetts Tax-Free Fund       811-3749
Scudder New York Tax-Free Income Fund     811-3657



Distributor
Scudder Distributors, Inc.
222 South Riverside Plaza Chicago, IL 60606-5808 www.scudder.com E-mail info@scudder.com
Tel (800) 621-1048

SCUDDER
INVESTMENTS

A member of [LOGO] Zurich Scudder Investments